Borrowings and Debentures	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Borrowings And Debentures

22. BORROWINGS AND DEBENTURES

(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,335,459
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 3.5	1,771,379
Others	The Korea Development Bank and others	0.0 ~ 4.0	4,716,231

Sub-total			7,823,069

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 7.5	7,308,857
Offshore borrowings in foreign currencies	JPMORGAN CHASE BANK	2.9	33,543

Sub-total			7,342,400

Bills sold	Others	0.0 ~ 1.8	19,336
Call money	Bank and others	0.0 ~ 7.3	975,358
Bonds sold under repurchase agreements	Other financial institutions	0.8 ~ 12.7	42,907
Present value discount			(84)

Total			16,202,986

	December 31, 2019
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,770,726
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 2.8	1,844,798
Others	The Korea Development Bank and others	0.0 ~ 5.0	6,070,201

Sub-total			9,685,725

Borrowings in foreign currencies(*):
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	(0.3) ~ 8.3	8,566,872
Offshore borrowings in foreign currencies	HSBC, HKG	3.0	34,734

Sub-total			8,601,606

Bills sold	Others	0.0 ~ 1.6	9,367
Call money	Bank and others	(0.3) ~ 3.5	133,519
Bonds sold under repurchase agreements	Other financial institutions	1.4 ~ 12.7	569,002
Present value discount			(299)

Total			18,998,920

(*)	Included borrowing in foreign currencies under cash flow hedge amounting to 34,443 million Won as of December 31, 2019.

(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2018		December 31, 2019
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond(*):
Ordinary bonds	1.6 ~ 4.5	22,432,183	0.0 ~ 4.3	23,207,600
Subordinated bonds	3.0 ~ 12.6	5,358,838	2.1 ~ 5.9	6,732,687
Other bonds	1.9 ~ 17.0	974,230	1.2 ~ 17.0	942,421

Sub-total		28,765,251		30,882,708

Discounts on bonds		(29,389)		(24,653)

Total		28,735,862		30,858,055

(*)

Included debentures under fair value hedge amounting to 2,956,565 million Won and 3,151,172 million Won as of December 31, 2018 and 2019, respectively. Debentures under cash flow hedge amounting to 823,219 million Won and 829,082 million Won are also included as of December 31, 2018 and 2019, respectively.